Lease agreements - Lease liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Lease liabilities - in the opening balance	€ 7,371	€ 6,932	€ 6,531
Non-current lease liabilities	6,696	5,875	5,593
Increase with counterpart in right of use	2,158	1,582	1,580
Current lease liabilities	1,369	1,496	1,339
Impact of changes in the scope of consolidation	34	1	18
Decrease in lease liabilites following rental payments	(1,624)	(1,400)	(1,429)
Impact of changes in the assessments	74	326	187
Translation adjustment	47	(96)	24
Reclassifications and other items	4	26	21
Lease liabilities - in the closing balance	€ 8,065	€ 7,371	€ 6,932